Summary of Stock Option Activity and Changes during the Year (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Options:
Granted		716,508	2,176,963	1,047,949
Exercised		(597,161)	(41,403)	(1,205)
Weighted Average Exercise Price
Granted		$ 17.61	$ 16.01	$ 13.11
Outstanding at end of year		$ 22.04
Weighted average fair value of options granted during the year		$ 5.78	$ 4.11	$ 5.31
Stock Options
Options:
Outstanding at beginning of year		8,810,000	6,955,000	6,185,000
Granted	736,000	717,000	2,177,000	1,048,000
Exercised		(597,000)	(41,000)	(1,000)
Forfeited/canceled		(2,848,000)	(281,000)	(277,000)
Outstanding at end of year		6,082,000	8,810,000	6,955,000
Options exercisable at year-end		3,122,000	5,712,000	5,357,000
Weighted Average Exercise Price
Outstanding at beginning of year		$ 23.40	$ 25.54	$ 27.59
Granted	$ 15.66	$ 17.61	$ 15.89	$ 13.11
Exercised		$ 13.51	$ 13.11	$ 1.83
Forfeited/canceled		$ 29.46	$ 19.83	$ 24.36
Outstanding at end of year		$ 20.61	$ 23.40	$ 25.54
Options exercisable at year-end		$ 25.00	$ 27.48	$ 28.15
Weighted average fair value of options granted during the year	$ 5.33	$ 5.78	$ 4.11	$ 5.31
Average remaining contractual life (in years)		4.9
Aggregate intrinsic value (in thousands)		$ (6,401)
Average remaining contractual life (in years)		4.0
Aggregate intrinsic value (in thousands)		$ (16,967)